ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payable	¥ 98,581	$ 15,108	¥ 106,429
Taxes payable	14,476	2,219	17,584
Interest payable	503	77	672
Accrued other operating expenses	30,212	4,630	24,653
Accrual for purchase of property and equipment	10,612	1,626	10,771
Payable for acquisition consideration (Note 4)	1,750	268	18,075
Others	8,059	1,236	24,624
Accounts Payable and Accrued Liabilities, Current	¥ 164,193	$ 25,164	¥ 202,808